SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2019 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	7,438,119
Weighted average remaining contractual life	5 years 5 months 26 days
Number of exercisable options outstanding	5,295,987
Weighted average remainging contractual life of options	4 years 3 months 21 days
Employee Stock Option [Member] | 0.001-0.17 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	1,064,706
Weighted average remaining contractual life	3 years 8 months 8 days
Number of exercisable options outstanding	1,052,071
Weighted average remainging contractual life of options	3 years 7 months 17 days
Employee Stock Option [Member] | 0.18-0.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	1,253,657
Weighted average remaining contractual life	11 months 26 days
Number of exercisable options outstanding	1,253,657
Weighted average remainging contractual life of options	11 months 26 days
Employee Stock Option [Member] | 0.51-18.08 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	636,191
Weighted average remaining contractual life	3 years 2 months 15 days
Number of exercisable options outstanding	635,878
Weighted average remainging contractual life of options	3 years 2 months 15 days
Employee Stock Option [Member] | 18.09-20.94 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	462,216
Weighted average remaining contractual life	4 years 11 months 1 day
Number of exercisable options outstanding	459,216
Weighted average remainging contractual life of options	4 years 11 months 1 day
Employee Stock Option [Member] | 20.95-26.84 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	685,352
Weighted average remaining contractual life	5 years 10 months 20 days
Number of exercisable options outstanding	622,121
Weighted average remainging contractual life of options	5 years 10 months 9 days
Employee Stock Option [Member] | 26.85-52.2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	897,441
Weighted average remaining contractual life	7 years 14 days
Number of exercisable options outstanding	563,317
Weighted average remainging contractual life of options	7 years 3 days
Employee Stock Option [Member] | 52.21-61.75 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	955,157
Weighted average remaining contractual life	8 years 1 month 9 days
Number of exercisable options outstanding	396,739
Weighted average remainging contractual life of options	8 years 1 month 9 days
Employee Stock Option [Member] | 61.76-101.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	494,974
Weighted average remaining contractual life	8 years 5 months 15 days
Number of exercisable options outstanding	190,942
Weighted average remainging contractual life of options	8 years 2 months 12 days
Employee Stock Option [Member] | 101.68-102.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	739,341
Weighted average remaining contractual life	9 years 1 month 13 days
Number of exercisable options outstanding	86,948
Weighted average remainging contractual life of options	9 years 1 month 13 days
Employee Stock Option [Member] | 102.68-143.79 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	249,084
Weighted average remaining contractual life	9 years 3 months 14 days
Number of exercisable options outstanding	35,098
Weighted average remainging contractual life of options	8 years 11 months 8 days